Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	BitFuFu Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001921158
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41972
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	111 North Bridge Road, #15-01
Entity Address, City or Town	Peninsula Plaza
Entity Address, Country	SG
Entity Address, Postal Zip Code	179098
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Contact Personnel Name	Leo Lu
Entity Address, Address Line One	111 North Bridge Road, #15-01
Entity Address, City or Town	Peninsula Plaza
Entity Address, Country	SG
Entity Address, Postal Zip Code	179098
City Area Code	+656
Local Phone Number	252-4595
Class A ordinary shares, $0.0001 par value per share
Document Information Line Items
Trading Symbol	FUFU
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for three fourths (3/4) of Class A ordinary share
Document Information Line Items
Trading Symbol	FUFUW
Title of 12(b) Security	Warrants, each exercisable for three fourths (3/4) of Class A ordinary share
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	27,902,267
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	135,000,000